RECEIVABLES - Schedule of trade receivables (Details) - USD ($)	Jan. 31, 2021	Jan. 31, 2020
RECEIVABLE [abstract]
Taxes receivable	$ 27,995	$ 22,014
Trade receivables, net	181,877	421,108
RECEIVABLES	$ 209,872	$ 443,122